Jan. 28, 2025
Empiric Fund
FUND SUMMARY
Investment Objective:
The Fund’s goal is to achieve capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the sections of the Fund’s prospectus entitled How to Buy Shares on page 35 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 35 and Waiver of Up-Front Sales Charge on Class A Shares on page 36.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Empiric Fund	Empiric Fund Class A	Empiric Fund Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Empiric Fund	Empiric Fund Class A	Empiric Fund Class C
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%
Other Expenses	0.93%	0.93%
Total Annual Fund Operating Expenses	2.18%	2.93%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Empiric Fund - USD ($)	1	3	5	10
Empiric Fund Class A	783	1,218	1,677	2,944
Empiric Fund Class C	296	907	1,543	3,252

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended September 30, 2024 was 5% of the average value of its portfolio.

Principal Investment Strategies.

The Fund seeks to achieve its objective by primarily investing in the equity securities of domestic small and mid-capitalization growth companies. Small and mid-capitalization companies are defined as companies with between $30 million and $25 billion in market capitalization.

The Fund seeks capital appreciation by investing in companies that the Fund’s investment advisor, Empiric Advisors, Inc. (the “Advisor”), believes are undervalued and that have characteristics the Advisor deems will likely cause those stocks to appreciate in the near future. Decisions to buy or sell securities in the Fund’s portfolio are based on such characteristics including the sector or industry the company is in, certain ratios of the company such as return-on-equity or margins, the size of the company, past and future growth of the company, analysts’ expectations, earnings surprises and other characteristics the Advisor believes may impact the appreciation of stocks. The Advisor practices quantitative techniques in the selection of stocks using a computer screening process to assist it in finding investment opportunities. Qualitative factors are considered in investment selection, but their influence is usually minimal.

Principal Risks of Investing in the Fund.

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Equity Securities Risk. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions, which tend to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Growth Stock Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political and global events affect the securities markets.

Sector Exposure Risk. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors. These events or developments might include additional government regulation, resource shortages or surpluses, changes in consumer demands or improvements in technology that make products or services of a particular sector less desirable.

■	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

■	Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

Small and Mid-Capitalization Company Risk. The earnings and prospects of smaller-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the last 10 years. The performance table compares the performance of the Fund’s Class A and Class C shares over time to the performance of a broad-based market index and supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C shares are different from Class A shares because Class C shares have different expenses than Class A shares. Updated performance information is available at www.empiricfunds.com or by calling 1-888-839-7424.

Annual Total Returns – Class A Shares

Figures do not reflect sales charges. If they did, returns would be lower. Returns for Class C shares, which are not shown, would be lower.

During the period shown in the bar chart, the highest return for a quarter was 30.96% (quarter ended June 30, 2020), and the lowest return for a quarter was (27.32)% (quarter ended March 31, 2020).

Average Annual Total Returns (for the periods ended December 31, 2024)
Average Annual Total Returns - Empiric Fund		Label	1 Year	5 Years	10 Years
Empiric Fund Class A		Return Before Taxes	7.22%	8.45%	7.17%
Empiric Fund Class A | Return After Taxes on Distributions			7.22%	8.06%	6.98%
Empiric Fund Class A | Return After Taxes on Distributions and Sale of Fund Shares			4.27%	6.61%	5.79%
Empiric Fund Class C		Return Before Taxes	12.90%	8.92%	7.00%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]		25.02%	14.53%	13.10%
MSCI USA Small Cap Index (reflects no deduction for fees, expenses or taxes)			11.57%	8.85%	8.75%
[1]	The Fund has changed its primary benchmark from the MSCI USA Small Cap Index to the S&P 500® Index to comply with new regulatory requirements.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.

Empiric Fund | Equity Securities Risk [Member]

Equity Securities Risk. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions, which tend to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Empiric Fund | Growth Stock Risk [Member]

Growth Stock Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile in price than the stock market as a whole.

Empiric Fund | Management Risk [Member]

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Empiric Fund | Market Risk [Member]

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political and global events affect the securities markets.

Empiric Fund | Sector Exposure Risk [Member]

Sector Exposure Risk. The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors. These events or developments might include additional government regulation, resource shortages or surpluses, changes in consumer demands or improvements in technology that make products or services of a particular sector less desirable.

■	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

■	Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Empiric Fund | Industrials Sector Risk [Member]

■	Industrials Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Empiric Fund | Technology Sector Risk [Member]

■	Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Empiric Fund | Security Risk [Member]
Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.
Empiric Fund | Small And Mid Capitalization Company Risk [Member]

Small and Mid-Capitalization Company Risk. The earnings and prospects of smaller-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Empiric Fund | Stock Market Risk [Member]

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

JAG Large Cap Growth Fund
FUND SUMMARY – JAG LARGE CAP GROWTH FUND
Investment Objective:
The Fund’s objective is capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 36 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 40 and Waiver of Up-Front Sales Charge on Class A Shares on page 41.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - JAG Large Cap Growth Fund - USD ($)	JAG Large Cap Growth Fund Class A	JAG Large Cap Growth Fund Class I	JAG Large Cap Growth Fund Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JAG Large Cap Growth Fund		JAG Large Cap Growth Fund Class A	JAG Large Cap Growth Fund Class I	JAG Large Cap Growth Fund Class R
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	none	none
Interest/Dividend Expense		0.01%	0.01%	0.01%
Remaining Other Expenses		0.66%	0.66%	0.31%
Other Expenses		0.67%	0.67%	0.32%
Total Annual Fund Operating Expenses		1.72%	1.47%	1.12%
Fee Waiver and/or Expense Reimbursement	[1]	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.51%	1.26%	0.91%
[1]	JAG Capital Management LLC (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; borrowing and liquidity costs such as interest and dividends on securities sold short; taxes; underlying/acquired fund expenses; and extraordinary expenses) at 1.50%, 1.25% and 0.90% for Class A, Class I and Class R, respectively, through January 31, 2026. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser, by the Adviser with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after such recoupment is taken into account, the recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/reimbursement period only. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - JAG Large Cap Growth Fund - USD ($)	1	3	5	10
JAG Large Cap Growth Fund Class A	720	1,066	1,436	2,472
JAG Large Cap Growth Fund Class I	128	444	783	1,739
JAG Large Cap Growth Fund Class R	93	335	597	1,344

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended September 30, 2024 was 74% of the value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. companies that the Adviser believes have strong earnings and revenue growth potential. Under normal conditions, the Fund invests at least 80% of the Fund’s net assets plus any borrowings for investment purposes in large cap stocks defined as stocks of companies with market capitalizations of at least $8 billion.

The Adviser employs a bottom-up, quantitatively-derived buy discipline to identify stocks the Advisor believes have superior earnings and revenue growth characteristics. The cornerstone of the Adviser’s investment process is a proprietary multi-factor model that scores several thousand equity securities according to a variety of weighted factors measuring earnings and revenue growth, valuation, size and relative strength. The sell discipline is designed to eliminate portfolio holdings with inferior price performance and deteriorating earnings and revenue growth factors.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

●	Equity Securities Risks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

●	Growth Stock Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks.

●	Investment Model Risk. Like all quantitative analysis, the investment model utilized by the Adviser carries the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, a model may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of a model is usually constructed based on data supplied by third parties, the success of the Adviser’s use of such model is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. A model may lose its predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

●	Large-Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies.

●	Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks, options or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

●	Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect individual securities and the securities markets generally.

●	Sector Exposure Risk. Sector exposure risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

●	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

●	Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

○	Internet and Media Services Industry Risk. The prices of the securities of companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, including search engines, social media and networking platforms, online classifieds, and online review companies are closely tied to the performance of the overall economy and may be affected by changes in general economic growth, consumer confidence and consumer spending. Changes in demographics and consumer tastes also may affect the success of companies in the Internet and Media Services Industry. In addition, legislative or regulatory changes and increased government supervision may affect companies in the Internet and Media Services Industry.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for the last 10 years, and by showing how its Class A, Class I and Class R shares’ average annual returns compare over time with those of a broad measure of market performance and a supplemental index. Although Class I and Class R shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I and Class R shares are different from Class A shares because Class I and Class R shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 855-552-4596.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 28.31% (quarter ended June 30, 2020), and the lowest return for a quarter was (19.53%) (quarter ended June 30, 2022).
Average Annual Total Returns (for the periods ended, December 31, 2024)
Average Annual Total Returns - JAG Large Cap Growth Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JAG Large Cap Growth Fund Class A	Return Before Taxes	28.38%	14.95%	13.59%
JAG Large Cap Growth Fund Class A | Return After Taxes on Distributions		23.60%	11.70%	10.72%
JAG Large Cap Growth Fund Class A | Return After Taxes on Distributions and Sale of Fund Shares		19.64%	11.27%	10.36%
JAG Large Cap Growth Fund Class I	Return Before Taxes	36.53%	16.61%	14.55%
JAG Large Cap Growth Fund Class R	Return Before Taxes	37.01%			16.44%	Feb. 01, 2020
Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)		33.36%	18.96%	16.78%	18.52%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		25.02%	14.53%	13.10%	14.65%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

JAG Large Cap Growth Fund | Growth Stock Risk [Member]

●	Growth Stock Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks.

JAG Large Cap Growth Fund | Management Risk [Member]

●	Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks, options or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

JAG Large Cap Growth Fund | Market Risk [Member]

●	Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect individual securities and the securities markets generally.

JAG Large Cap Growth Fund | Sector Exposure Risk [Member]

●	Sector Exposure Risk. Sector exposure risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

JAG Large Cap Growth Fund | Technology Sector Risk [Member]

●	Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

○	Internet and Media Services Industry Risk. The prices of the securities of companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, including search engines, social media and networking platforms, online classifieds, and online review companies are closely tied to the performance of the overall economy and may be affected by changes in general economic growth, consumer confidence and consumer spending. Changes in demographics and consumer tastes also may affect the success of companies in the Internet and Media Services Industry. In addition, legislative or regulatory changes and increased government supervision may affect companies in the Internet and Media Services Industry.

JAG Large Cap Growth Fund | Security Risk [Member]
●	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

JAG Large Cap Growth Fund | Equity Securities Risks [Member]

●	Equity Securities Risks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

JAG Large Cap Growth Fund | Investment Model Risk [Member]

●	Investment Model Risk. Like all quantitative analysis, the investment model utilized by the Adviser carries the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, a model may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of a model is usually constructed based on data supplied by third parties, the success of the Adviser’s use of such model is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. A model may lose its predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

JAG Large Cap Growth Fund | Large Capitalization Company Risk [Member]

●	Large-Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies.

JAG Large Cap Growth Fund | Internet And Media Services Industry Risk [Member]

○	Internet and Media Services Industry Risk. The prices of the securities of companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, including search engines, social media and networking platforms, online classifieds, and online review companies are closely tied to the performance of the overall economy and may be affected by changes in general economic growth, consumer confidence and consumer spending. Changes in demographics and consumer tastes also may affect the success of companies in the Internet and Media Services Industry. In addition, legislative or regulatory changes and increased government supervision may affect companies in the Internet and Media Services Industry.